INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Investment in Equity Affiliate, Carrying Amount and Share of Net Income) (Details)							12 Months Ended
	Jul. 20, 2015 CNY (¥)	Apr. 20, 2015 CNY (¥)	Dec. 12, 2014 CNY (¥)	Nov. 05, 2014 CNY (¥)	Jul. 21, 2014 CNY (¥)	Oct. 17, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Mar. 31, 2014
Schedule of Equity Method Investments [Line Items]
Balance at the beginning of the year								¥ 81,941,685
Impairment of investment in non-consolidated affiliate									¥ (35,085,293)
Carrying value at the end of the year								66,184,775	81,941,685
Payments to acquire equity method investments							$ 11,291,179	¥ 73,142,000	75,474,147	¥ 5,928,000
Accrued purchase consideration									¥ 7,907,229	¥ 8,083,545
Cash consideration							$ 9,927,739	¥ 64,309,906
2015 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest acquired, percentage		9.00%
Purchase consideration		¥ 15,000,000
Impairment								0
2012 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Balance at the beginning of the year								¥ 75,552,753
Addition due to investment in non-consolidated affiliate									¥ 76,663,200
Disposal of investment in non-consolidated affiliate								¥ (3,735,545)
Share of net income/(loss) in non-consolidated affiliate								(5,632,433)	¥ (1,110,447)
Carrying value at the end of the year								¥ 66,184,775	75,552,753
Ownership percentage											30.00%
Ownership percentage, additional interest acquired												19.00%
Payments to acquire equity method investments									76,663,200		¥ 5,600,000
Disposal of equity interest, percent								2.50%
Cash consideration								¥ 13,750,000
Gain (loss) on sale of equity method investment								10,014,455
Impairment								0	0
2013 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Balance at the beginning of the year								788,932	4,500,000
Share of net income/(loss) in non-consolidated affiliate								(329,679)	(297,922)
Impairment of investment in non-consolidated affiliate								¥ (459,253)	(3,413,146)
Carrying value at the end of the year									788,932	¥ 4,500,000
Ownership percentage						10.00%
Payments to acquire equity method investments						¥ 4,500,000
2014 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					20.00%
Payments to acquire equity method investments					¥ 9,000,000
2014 Second Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage				10.00%
Payments to acquire equity method investments				¥ 6,000,000
Impairment								¥ 0	¥ 0
2014 Third Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Balance at the beginning of the year								¥ 5,600,000
Payments to Acquire Businesses and Interest in Affiliates									¥ 5,600,000
Disposal of investment in non-consolidated affiliate								¥ (2,423,934)
Share of net income/(loss) in non-consolidated affiliate								(752,132)
Carrying value at the end of the year								2,423,934	¥ 5,600,000
Ownership percentage			30.00%
Payments to acquire equity method investments			¥ 5,600,000
Accrued purchase consideration								5,600,000
Disposal of equity interest, percent	15.00%
Cash consideration	¥ 5,600,000
Gain (loss) on sale of equity method investment	¥ 3,176,066
Ownership interest after, disposition	15.00%
Impairment								¥ 0	¥ 0